Transfers of Financial Assets - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Sale of mortgage loans	$ 4,950	$ 5,495
Securities Lent Under Cash Collateral	13,559	13,473
Collateralized Mortgage Obligations at fair value	9	10
Securities Sold Under Repurchase Agreement	92,549	90,490
United States [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Sale of mortgage loans	364	556
Carry value of Mortgage servicing rights	94	39
Gain (loss) on sale of Mortgage loans	10	17
Fair value of Mortgage serving rights	120	54
United States [member] | Residual Interests of Commercial Mortgage Loans [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Proceeds from continuing involvement in derecognised financial assets	1,302	4,014
Gain of derecognised financial assets at date of transfer	28	7
Debt securities at amortized cost	8	8
Loans carried at amortized cost	38	37
NHA MBS Program [Member] | Canada [member] | Residential Mortgages [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Sale of mortgage loans	1,186	67
Gain (loss) on sale of Mortgage loans	53	3
Collateralized Mortgage Obligations at fair value	$ 56	$ 3